UMB FUND SERVICES, INC.
803 West Michigan Street
Milwaukee, Wisconsin  53233
(414) 299-2000

March 3, 2010

Securities and Exchange Commission
100 F. Street N.E.
Washington, DC  20549

Re:	Lifetime Achievement Fund, Inc.
(333-95817; 811-09749)
Filing Pursuant to Rule 30b2-1 and Section 24(b) under the Investment Company Act of 1940

Ladies and Gentlemen:

On behalf of the above-referenced registered investment companies, transmitted herewith for filing pursuant to Rule 30b2-1 and Section 24(b) under the Investment Company Act of 1940, as amended, is the Fund’s Annual Report for the year ending December 31, 2009. Questions regarding this filing may be directed to the undersigned at (414) 299-2000.

Very truly yours,

/s/ CONSTANCE DYE SHANNON
Executive Vice President and General Counsel